Effect of The Great East Japan Earthquake and Floods in Thailand (Tables)	12 Months Ended
Mar. 31, 2013
Effect Of Cost And Expense

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥ 4,978 million in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	¥1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

Costs And Expenses By Operating Segments And Corporate

The following is breakdown of these costs and expenses by operating segments and corporate.

Millions of Yen
2011
Imaging & Solutions	¥4,516
Industrial Products	80
Other	139
Corporate	243

Ending balance	¥4,978